Note 25 - Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	December 31, 2019
(dollars in thousands)	Bank	Mortgage	Small Business Specialty Lending Division	Holding Company	Totals

Net Interest Income	$49,162	$164	$-	$(1,481)	$47,845
Provision for Loan Losses	1,104	-	-	-	1,104
Noninterest Income	11,224	3,139	-	399	14,762
Noninterest Expenses	42,786	3,257	1,213	1,638	48,894
Income Taxes	3,279	10	(254)	(637)	2,398
Net income/(loss)	$13,217	$36	$(959)	$(2,083)	$10,211

Total assets	$1,499,347	$11,624	$405	$3,937	$1,515,313
	December 31, 2018
(dollars in thousands)	Bank	Mortgage Banking	Small Business Specialty Lending Division	Holding Company	Totals

Net Interest Income	$41,194	$-	$-	$(927)	$40,797
Provision for Loan Losses	165	-	-	-	201
Noninterest Income	9,614	-	-	-	9,621
Noninterest Expenses	33,770	-	-	1,084	35,300
Income Taxes	3,411	-	-	(422)	3,000
Net income/(loss)	$13,462	$-	$-	$(1,589)	$11,917

Total assets	$1,249,173	$-	$-	$2,705	$1,251,878